COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2021
Cost Of Sales [abstract]
Disclosure of cost of sales [Table Text Block]
	Years ended December 31,
	2021	2020
Site operating costs	201,964	216,415
Transportation costs	17,845	18,248
Changes in inventories of finished goods	(11,795)	939
Changes in inventories of ore stockpiles	(5,128)	(11,361)
Production costs	202,886	224,241
Depletion and amortization	66,587	95,301
Cost of sales	269,473	319,542